UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2010

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Castle Point Capital Management, LLC
Address:  20 Horseneck Lane, 2nd Floor
          Greenwich Ct 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:    Andrew J. Turchin
Title:   Chief Financial Officer
Phone:   203-862-3162
Signature, Place, and Date of Signing:

  Andrew J. Turchin	Greenwich, CT 06830	Aug 10, 2010

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   27

Form 13F Information Table Value Total:    $279,714

List of Other Included Managers:

None
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                                                  FORM 13 F INFORMATION TABLE

Name of Issuer                       Title Cusip      Mkt Val     Shr/Prn     Shr/ Put/ Inv        Other     Voting Authority
                                     Class            (USD)       Amount     Prn   Call Discretion Managers Sole   Shared  None

AERCAP HOLDINGS NV ORD CMN            COM  N00985106   9,529,000     918,001 SH           SOLE             918,001
ANNALY CAPITAL MANAGEMENT, INC CMN    COM  035710409  12,245,000     714,000 SH           SOLE             714,000
BLACKROCK INC. CMN                    COM  09247X101   5,119,000      35,700 SH           SOLE              35,700
BROADRIDGE FINANCIAL SOLUTIONS INC    COM  11133T103   9,716,000     510,000 SH           SOLE             510,000
CIT GROUP INC CMN CLASS A             COM  125581801  12,088,000     357,000 SH           SOLE             357,000
CME GROUP INC. CMN CLASS A	      COM  12572Q105  14,360,000      51,000 SH           SOLE              51,000
CHATHAM LODGING TR COM                COM  12608T102   1,914,000     107,100 SH           SOLE             107,100
CHUBB CORP CMN                        COM  171232101  12,753,000     255,000 SH           SOLE             255,000
WTS/FIRST FINANCIAL BANCORP 12.90     WTS  320209117   2,135,000     304,917 SH           SOLE             304,197
GENWORTH FINANCIAL INC CMN CLASS A    COM  37247D106   7,999,000     612,020 SH           SOLE             612,020
GOLDMAN SACHS GROUP, INC. CMN         COM  38141G104  10,712,000      81,600 SH           SOLE              81,600
HARTFORD FINANCIAL SRVCS GROUP CMN    COM  416515104   4,515,000     204,000 SH           SOLE             204,000
JPMORGAN CHASE & CO CMN               COM  46625H100  11,203,000     306,000 SH           SOLE             306,000
LEUCADIA NATIONAL CORP CMN            COM  527288104   4,976,000     255,000 SH           SOLE             255,000
MB FINANCIAL INC. NEW CMN             COM  55264U108   9,379,000     510,000 SH           SOLE             510,000
MASTERCARD INCORPORATED CMN CLASS A   COM  57636Q104  20,352,000     102,000 SH           SOLE             102,000
PENNYMAC MTG INVT TR CMN              COM  70931T103  12,974,000     816,003 SH           SOLE             816,003
WTS/THE PNC FINANCIAL SERVICES GRP    WTS  693475121   2,144,000     185,000 SH           SOLE             185,000
PROGRESSIVE CORPORATION CMN           COM  743315103  11,457,000     612,000 SH           SOLE             612,000
RENAISSANCE RE HOLDINGS LTD CMN       COM  G7496G103  14,349,000     255,000 SH           SOLE             255,000
CHARLES SCHWAB CORPORATION CMN        COM  808513105  10,125,000     714,000 SH           SOLE             714,000
STARWOOD PROPERTY TRUST INC CMN       COM  85571B105  12,535,000     739,500 SH           SOLE             739,500
STATE STREET CORPORATION(NEW) CMN     COM  857477103  18,973,000     561,000 SH           SOLE             561,000
U.S. BANCORP CMN                      COM  902973304  22,797,000   1,020,000 SH           SOLE           1,020,000
UNITED AMERICA INDEMNITY LTD CMN CL A COM  90933T109   5,255,000     714,000 SH           SOLE             714,000
WELLS FARGO & COMPANY NON-CUM PERPET  CNV  949746804   1,862,000       2,000 SH           SOLE               2,000
WESTERN UNION COMPANY CMN             COM  959802109  18,250,000   1,224,000 SH           SOLE           1,224,000
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